Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company has entered into related party transactions with its Manager, CGM, including the following:

•	Management Services Agreement

•	LLC Agreement

•	Integration Services Agreement

•	Cost reimbursement and fees
Management Services Agreement
The Company entered into a MSA with CGM effective May 16, 2006, as amended. The MSA provides for, among other things, CGM to perform services for the Company in exchange for a management fee paid quarterly and equal to 0.5% of the Company’s adjusted net assets, as defined in the MSA. The management fee is required to be paid prior to the payment of any distributions to shareholders.
Pursuant to the MSA, CGM is entitled to enter into off-setting management service agreements with each of the operating segments. The amount of the fee is negotiated between CGM and the operating management of each segment and is based upon the value of the services to be provided. The fees paid directly to CGM by the segments offset on a dollar for dollar basis the amount due CGM by the Company under the MSA. During the third quarter of 2018, CGM waived $0.6 million in management fees attributable to the assets acquired in September related to an acquisition by Velocity Outdoor.
For the year ended December 31, 2018, 2017 and 2016, the Company incurred the following management fees to CGM, by entity:

	Year ended December 31,
(in thousands)	2018	2017	2016

5.11	$1,000	$1,000	$333
Ergobaby	500	500	500
Liberty	500	500	500
Velocity	500	290	n/a
Advanced Circuits	500	500	500
Arnold	500	500	500
Foam Fabricators	658	n/a	n/a
Sterno	500	500	500
Corporate	38,785	28,053	25,725
	$43,443	$31,843	$28,558

Not included in the table above are management fees paid to CGM by Tridien of $0.2 million in the year ended December 31, 2016. This amount is included in income (loss) from discontinued operations on the consolidated statements of operations.
Approximately $11.1 million and $7.8 million of the management fees incurred were unpaid as of December 31, 2018 and 2017, respectively, and are reflected in Due to related party on the consolidated balance sheets.
LLC Agreement
The LLC agreement gives Holders the right to distributions pursuant to a profit allocation formula upon the occurrence of a Sale Event or a Holding Event. The Holders are entitled to receive and as such can elect to receive the positive contribution-based profit allocation payment for each of the business acquisitions during the 30-day period following the fifth anniversary of the date upon which we acquired a controlling interest in that business (Holding Event) and upon the sale of the business (Sale Event). Holders received $63.0 million in distributions related to Sale and Holding Events that occurred during 2017 and 2016. Refer to "Note K - Stockholders' Equity" for a description of the 2017 and 2016 profit allocation payments.
Certain persons who are employees and partners of the Manager, including the Company’s Chief Executive Officer, beneficially own (through Sostratus LLC) 49.0% of the Allocation Interests at December 31, 2018, and 60.4% of the Allocation Interests at December 31, 2017 and 2016. Of the remaining 51.0% at December 31, 2018, 5.0% is held by CGI Diversified Holdings LP, 5.0% is held by the Chairman of the Company’s Board of Directors, and the remaining 41% is held by the former founding partners of the Manager. Of the remaining 39.6% non-voting ownership of the Allocation Interests at December 31, 2017 and 2016, 5.0% was held by CGI Diversified Holdings LP, 5.0% was held by the Chairman of the Company’s Board of Directors, and the remaining 29.6% was held by the former founding partner of the Manager.
Integrations Services Agreements
Foam Fabricators, which was acquired in 2018, Velocity, which was acquired in 2017, 5.11, which was acquired in 2016, and Manitoba Harvest, which was acquired in 2015, entered into Integration Services Agreements ("ISA") with CGM.  The ISA provides for CGM to provide services for new platform acquisitions to, amongst other things, assist the management at the acquired entities in establishing a corporate governance program, implement compliance and reporting requirements of the Sarbanes-Oxley Act and align the acquired entity's policies and procedures with our other subsidiaries.  Each ISA is for the twelve month period subsequent to the acquisition and is payable quarterly.  5.11 Tactical paid CGM $3.5 million under the agreement ($1.2 million in integration services fees in 2016 and $2.3 million in 2017).  Velocity paid CGM $0.75 million in integration services fees during 2017 and $0.75 million in integration services fees in 2018. Foam Fabricators paid or will pay CGM $2.3 million over the term of the ISA, ($2.0 million in integration service fees in 2018 and $0.3 million in 2019) During the year ended December 31, 2018, 2017 and 2016, CGM received $2.7 million, $3.1 million, and $1.7 million, respectively, in total integration service fees.
Cost Reimbursement and Fees
The Company reimbursed its Manager, CGM, approximately $4.1 million, $3.8 million, and $3.8 million, principally for occupancy and staffing costs incurred by CGM on the Company’s behalf during the years ended December 31, 2018, 2017 and 2016, respectively.
The Company and its businesses have the following significant related party transactions:
FOX
Investment in FOX - The Company purchased a controlling interest in FOX on January 4, 2008. On July 10, 2014, 5,750,000 shares of FOX common stock, held by certain FOX shareholders, including us, were sold in a secondary offering. As a selling shareholder, we sold a total of 4,466,569 shares of FOX common stock. Upon completion of the offering, our ownership in FOX decreased from approximately 53% to 41%, or 15,108,718 shares of FOX’s common stock. We recorded a gain of $264.3 million in July 2014 in connection with the Fox deconsolidation. In March, August and November 2016, through three additional secondary offerings and a share repurchase by FOX, the Company's ownership in the outstanding common stock of FOX was further reduced to 14.0%. In March 2017, FOX closed on a secondary offering through which we sold our remaining 5,108,718 shares in FOX for total net proceeds of $136.1 million, after the underwriter's discount of $8.9 million. Subsequent to the sale of FOX shares in March 2017, we no longer hold an ownership interest in FOX. Refer to "Note P - Investment" for additional information related to the Company's investment in FOX.
5.11
Related Party Vendor Purchases - 5.11 purchases inventory from a vendor who is a related party to 5.11 through one of the executive officers of 5.11 via the executive's 40% ownership interest in the vendor. During the year ended December 31, 2018, 2017 and 2016 (from the date of acquisition) 5.11 purchased approximately $5.0 million, $5.6 million, and $2.3 million, respectively, in inventory from the vendor.
Liberty
Liberty Recapitalization - Refer to "Note N - Noncontrolling Interest" for additional details with regards to the Liberty recapitalization.
Related Party Vendor Purchases - Liberty purchases inventory raw materials from two vendors who are related parties to Liberty through two of the executive officers of Liberty via the employment of family members at the vendors. During the years ended December 31, 2018, 2017 and 2016, Liberty purchased approximately $2.1 million, $2.1 million and $2.5 million, respectively, in raw materials from the two vendors.
Advanced Circuits
Advanced Circuits Recapitalization - Refer to "Note N - Noncontrolling Interest" for additional details with regards to the Advanced Circuits recapitalization.
Sterno
Sterno Recapitalization - Refer to "Note N - Noncontrolling Interest" for additional details with regards to the Sterno recapitalization.